Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
VALUE LINE ASSET ALLOCATION FUND INC
Prospectus [Line Items]
Average Annual Return, Percent		(2.63%)	4.09%	8.15%
VALUE LINE ASSET ALLOCATION FUND INC | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.30%)	2.00%	6.76%
VALUE LINE ASSET ALLOCATION FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.10%	3.02%	6.47%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		(2.38%)	4.35%	8.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.70%	8.47%	9.78%

[1]	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.
[2]	This secondary custom index is composed of a 60% weighting in the S&P 500® Index and a 40% weighting in the Bloomberg US Aggregate Bond Index, calculated on a total return basis with dividends reinvested.